United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature,Place and Date of Signing:

Kara Downing	Cleveland, Ohio		January 5, 2011

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	$88,590,781


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





Title of

Value

Invs
t
Other
Voting Authority
Name of Issuer
Class

(x$1000)
Shares
Disc
Mngrs
Sole
Share
d
None










Exxon Mobil Corp.
Com
30231G102
13,344
182494
Sole

182494


ConocoPhillips
Com
20825C104
3,186
46784
Sole

46784


Johnson & Johnson
Com
478160104
2,907
46993
Sole

46993


Novartis A G ADR (Switzerland)
Com
66987V109
2,872
48720
Sole

48720


Bank of New York Mellon Corp.
Com
064058100
2,795
92559
Sole

92559


Danaher Corp Del
Com
235851102
2,753
58369
Sole

58369


JPMorgan Chase & Co.
Com
46625H100
2,693
63476
Sole

63476


Kohls Corporation
Com
500255104
2,678
49287
Sole

49287


Procter & Gamble Co
Com
742718109
2,665
41425
Sole

41425


Intel Corporation
Com
458140100
2,554
121465
Sole

121465


Becton Dickinson & Co
Com
075887109
2,505
29638
Sole

29638


Microsoft Corporation
Com
594918104
2,426
86925
Sole

86925


Google Inc.
Com
38259P508
2,425
4083
Sole

4083


Cerner Corporation
Com
156782104
2,399
25327
Sole

25327


Chevron Corporation
Com
166764100
2,397
26266
Sole

26266


ANSYS Inc.
Com
03662Q105
2,385
45803
Sole

45803


Lowes Companies Inc.
Com
548661107
2,372
94560
Sole

94560


Verizon Communications
Com
92343V104
2,362
66011
Sole

66011


International Business Machines
Com
459200101
2,341
15954
Sole

15954


Stericycle Inc.
Com
858912108
2,260
27930
Sole

27930


Accenture Ltd.
Com
G1151C101
2,242
46230
Sole

46230


Thermo Fisher Scientific Inc.
Com
883556102
2,156
38948
Sole

38948


CVS Caremark Corp
Com
126650100
2,056
59120
Sole

59120


Oracle Corporation
Com
68389X105
2,030
64858
Sole

64858


Colgate Palmolive Co
Com
194162103
2,028
25238
Sole

25238


Murphy Oil Corp
Com
626717102
1,877
25174
Sole

25174


Public Svc Enterprise Group Inc.
Com
744573106
1,875
58935
Sole

58935


Costco Wholesale Corporation New
Com
22160K105
1,678
23236
Sole

23236


L-3 Communications Hldgs Inc.
Com
502424104
1,620
22977
Sole

22977


Wal Mart Stores Inc.
Com
931142103
1,551
28760
Sole

28760


Cisco Systems Inc.
Com
17275R102
1,396
69025
Sole

69025


BP PLC ADR
Com
055622104
1,277
28910
Sole

28910


Freeport-McMoRan Copper & Gold Inc.
Com
35671D857
1,243
10351
Sole

10351


Fiserv Inc.
Com
337738108
1,125
19210
Sole

19210


Lincoln Elec Hldgs Inc.
Com
533900106
486
7439
Sole

7439


General Elec Company
Com
369604103
381
20828
Sole

20828


United Parcel Service Inc. Class B
Com
911312106
301
4149
Sole

4149


America Movil S A De C V Spon Adr L
Shs
Com
02364W105
296
5170
Sole

5170


PetroHawk Energy Corp.
Com
716495106
235
12895
Sole

12895


Automatic Data Processing Inc.
Com
053015103
210
4540
Sole

4540


Philip Morris International Inc
Com
718172109
208
3560
Sole

3560


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